CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Jul. 31, 2012	Jul. 31, 2011	Jul. 31, 2010
Cash Flows From Operating Activities
Income from continuing operations	$ 1,270,353	$ 758,135	$ 660,938
(Loss) from discontinued operations - net of taxes	0	(227,779)	(228,730)
Net income	1,270,353	530,356	432,208
Adjustments to reconcile net income to net cash provided by operating activities:
Gain on nonmonetary exchange of fixed assets	0	0	(900,000)
Deferred income taxes	877,000	198,000	(101,000)
Realized (gain) loss on marketable securities	18,606	(10,264)	43,880
Loss on disposition of property and equipment	4,215	7,853	0
Depreciation and amortization	1,574,913	1,556,788	1,660,684
Amortization of deferred charges	334,261	363,148	383,454
Other assets - deferred charges	(137,260)	(675,175)	(288,464)
- unbilled receivables	(608,441)	319,682	550,807
- receivables	30,000	0	31,467
Changes in:
Receivables	(11,728)	(14,889)	18,533
Prepaid expenses	(22,759)	38,977	737,927
Income taxes refundable	315,577	(59,379)	(256,198)
Accounts payable	(57,510)	47,544	3,646
Payroll and other accrued liabilities	(84,394)	436,914	(317,074)
Income taxes payable	79,362	0	(346,355)
Other taxes payable	911	681	395
Net cash provided by operating activities	3,583,106	2,740,236	1,653,910
Cash Flows From Investing Activities
Acquisition of property and equipment	(1,147,616)	(1,714,961)	(263,758)
Security deposits	67,243	(77,637)	197,011
Marketable securities:
Receipts from sales or maturities	551,949	804,259	1,006,120
Payments for purchases	(1,007,543)	(356,179)	(1,485,439)
Net cash (used) by investing activities	(1,535,967)	(1,344,518)	(546,066)
Cash Flows From Financing Activities
Increase (decrease) - security deposits payable	(17,023)	74,613	(158,538)
Borrowings - mortgage and other debt	0	0	850,000
Payments - mortgage and other debt payments	(3,346,267)	(365,607)	(901,395)
Net cash (used) by financing activities	(3,363,290)	(290,994)	(209,933)
Net increase (decrease) in cash and cash equivalents	(1,316,151)	1,104,724	897,911
Cash and cash equivalents at beginning of year	2,656,354	1,551,630	653,719
Cash and cash equivalents at end of year	1,340,203	2,656,354	1,551,630
Non-cash investing and financing activities - disposal of fully depreciated property and equipment	$ 2,364,440	$ 0	$ 0